Annual Total Returns[BarChart] - SA JPMorgan Diversified Balanced Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.27%	13.11%	19.48%	11.46%	0.03%	7.15%	14.56%	(7.69%)	18.97%	14.34%